Consolidated Balance Sheet - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Goodwill		€ 19,239	€ 18,942	€ 19,675
Intangible assets		16,064	15,999	16,049
Property, plant and equipment		10,521	10,558	11,374
Pension asset for funded schemes in surplus		4,017	2,722	2,296
Deferred tax assets		1,320	1,474	1,325
Financial assets	[1]	960	876	815
Other non-current assets		1,032	931	896
Total non-current assets		53,153	51,502	52,430
Current assets
Inventories		4,766	4,462	4,646
Trade and other current receivables		6,478	4,939	6,955
Current tax assets		272	372	336
Cash and cash equivalents		4,182	5,548	4,855
Other financial assets		885	808	1,100
Assets held for sale		828	28	56
Current assets		17,411	16,157	17,948
Total assets		70,564	67,659	70,378
Current liabilities
Financial liabilities		6,720	4,461	4,792
Trade payables and other current liabilities		14,799	14,132	14,602
Current tax liabilities		1,597	1,451	1,051
Provisions		514	547	530
Liabilities held for sale		158	1	1
Total current liabilities		23,788	20,592	20,976
Non-current liabilities
Financial liabilities		20,822	22,844	24,013
Non-current tax liabilities		143	149	289
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		832	1,109	1,275
Unfunded schemes		1,298	1,326	1,426
Provisions		592	583	642
Deferred tax liabilities		3,361	3,166	3,276
Other non-current liabilities		269	235	257
Total non-current liabilities		27,317	29,412	31,178
Total liabilities		51,105	50,004	52,154
Equity [Abstract]
Shareholders' equity		17,016	15,266	15,639
Non-controlling interests		2,443	2,389	2,585
Total equity		19,459	17,655	18,224
Total liabilities and equity		€ 70,564	€ 67,659	€ 70,378

[1]	Financial assets exclude trade and other current receivables.